Shareholders' equity - Summary of Issued Capital (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Balance, beginning of year	CAD 8,997
Issued on exercise of equity compensation plans	8	CAD 7
Balance, end of year	2,181	8,997
Common shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of year	8,997	8,994
Issued on exercise of equity compensation plans	4	3
Cancellation of dividend reinvestment plan		0
Elimination of deficit	(6,820)
Balance, end of year	CAD 2,181	CAD 8,997
Balance, beginning of year	502,763,763	502,163,163
Issued on exercise of equity compensation plans	1,577,225	600,775
Cancellation of dividend reinvestment plan		(175)
Balance, end of year	504,340,988	502,763,763